Cover	Jun. 04, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2026
Entity File Number	001-43322
Entity Registrant Name	AmperCap Acquisition Company
Entity Central Index Key	0002101393
Entity Tax Identification Number	61-2317653
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12 East 49th Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	917
Local Phone Number	907-1171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	APMCU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	APMC
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one ordinary share upon the consummation of an initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one ordinary share upon the consummation of an initial business combination
Trading Symbol	APMCR
Security Exchange Name	NASDAQ